Property and Equipment - Straight-line Rental Accrual (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Straight-line rental accrual	$ 11.8	$ 12.4